Other general administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
Breakdown - Other administrative expenses

The detail of other general administrative expenses is as follows:

Thousand of reais	2021	2020	2019

Genreal maintenance expenses	889,077	743,580	748,196
Technology maintenance expenses	2,474,348	2,355,310	2,058,619
Advertising	621,425	654,175	712,855
Communications	353,271	648,856	472,873
Per diems and travel expenses	71,840	68,922	140,016
Taxes other than income tax	202,440	280,098	112,012
Surveillance and cash courier services	597,946	594,953	630,585
Insurance premiums	22,374	16,620	34,778
Specialized and technical services	2,184,139	2,171,460	2,172,567
Technical reports	355,343	319,814	360,990
Others specialized and technical services	1,828,795	1,851,646	1,811,577
Other administrative expenses (1)	873,857	709,504	531,311
Total	8,290,717	8,243,479	7,613,812
(1)	In December 31, 2021, includes mainly Data Processing Expenses in the balance of R$160,716 (2020 – R$176,105 and 2019 - R$67,724), Service Expenses in the balance of R$51,689 (2020 - revenue of R$27,751 and 2019 - R$87,199), Expenses with Benefit Guarantor Fund - FGB R$3,864 (2020 – R$8,478 and 2019 - R$34,996) and Recovery of Charges and Expenses R$378,604 (2020 – R$ 212,850 and 2019 – R$92,408).

Balance of Technical reports

The balance of “Technical reports” includes the fees paid by the consolidated companies to their respective auditors, the detail are as follows:

Millions of Reais	2021	2020	2019

Audit of the annual financial statements of the companies audited by external audit (constant scope of consolidation)	26.3	24.0	25.2

Audit Related	0.2	0.4	0.1
Others	0.4	0.0	0.3
Total	26.9	24.4	25.6